FINANCIAL INSTRUMENTS (Details -Financial Liabilities) - Financial liabilities at amortised cost, class [member] ¥ in Thousands, $ in Thousands		Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Derivatives not designated as hedging instruments：
Derivative financial liabilities	[1]	$ 132	¥ 958	¥ 824
Financial liabilities at amortized cost:
Trade payables		2,968	21,529	20,326
Financial liabilities in other payables and accruals		11,555	83,809	6,749
Lease liabilities		330	2,382	2,915
Due to related companies		843	6,117	3,408
Due to the Shareholder		25,375	184,054	7,153
Interest-bearing loans and borrowings		9,996	72,500	74,000
Total		51,199	371,349	115,375
Total current		41,538	301,276	42,777
Total non-current		$ 9,661	¥ 70,073	¥ 72,598

[1]	On January 20, 2021, the Company entered into a securities purchase agreement with certain institutional investors, pursuant to which the Company issued and sold on January 22, 2021, (i) in a registered direct offering, an aggregate of 3,960,000 of its common shares at a price of US$1.85 per share, and (ii) in a concurrent private placement, warrants initially exercisable for an aggregate of 1,584,000* of the Company's common shares with an initial exercise price of US$2.35* per share.